February 2, 2007
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	ICON Funds (the “Trust”) File Nos. 333-14927 and 811-7883 Filing pursuant to Rule 497j
Dear Ladies and Gentlemen:
On behalf of ICON Funds (the “Trust”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the Prospectus does not differ from that contained in Post-Effective Amendment No. 26 to the Registration Statement of the Trust, which was filed electronically with the Securities and Exchange Commission on Monday, January 29, 2007.
Please do not hesitate to contact the undersigned at (617) 824-1436 if you have questions, or if you require anything further in connection with your review of this filing.

Very truly yours,
/s/ Peter W. Kronberg
Peter W. Kronberg

cc:	Donald Salcito Charles W. Lutter, Esq.